SIGNIFICANT CUSTOMERS	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Notes to Financial Statements
SIGNIFICANT CUSTOMERS

NOTE 12. - SIGNIFICANT CUSTOMERS

The Company’s product revenues consist primarily of Revita, Spectral DNC and NR09, which individually exceed 10% of sales, collectively represent 43.2% of total sales. Product revenue from NR08, Revita COR and NR07, which individually exceed 5% of sales, collectively account for another 20.3% of sales.

The Company’s product revenues result from sales to two significant customers as presented in the following table. These customers are distributors of the Company. The Company maintains ongoing sales projection discussion with these customers but has not executed any formal long term sales commitments. The Company believes it maintains cordial relationships with all of its customers. At June 30, 2011 the Company had a sales order backlog of $100,559.

Sales to significant customers during Q211-YTD and their accounts receivable at June 30, 2011 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,210,094	26.4%	$656,787	38.4%
B	$658,249	14.4%	$180,298	10.5%

Sales to significant customers during Q210-YTD and their accounts receivable at June 30, 2010 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$507,882	21.1%	$113,900	14.3%
B	$446,877	18.5%	$147,880	18.5%

NOTE 12. - SIGNIFICANT CUSTOMERS

The Company’s product revenues represent primarily sales of Revita, Spectral DNC and NR08, which individually each exceeds 10% of total sales and collectively represent 55.7% of total sales. Oligo DX, and Spectral DNC-L collectively account for another 14.2% of total sales. During Q410-YTD two customers generated 41.9% of the Company’s sales and 28.5% of the outstanding accounts receivable balance at December 31, 2010. These customers are distributors of the Company.

Sales to these customers during Q410-YTD and their accounts receivable at December 31, 2010 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$1,051,172	19.7%	$182,096	15.2%
B	$1,182,847	22.2%	$159,300	13.3%

Sales to these customers during Q409-YTD and their accounts receivable at December 31, 2009 were:

Customer	Sales Amount	Percent	Accounts Receivable	Percent

A	$811,125	23.0%	$203,569	29.5%
B	$674,330	19.2%	$33,299	4.8%